DERIVATIVE LIABILITIES (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 10, 2022	Mar. 31, 2023	Dec. 31, 2022
Fair value of embedded derivatives	$ 2,641,846	$ 2,033,704	$ 1,648,831
Beneficial conversion feature	1,325,000
Loss on change in derivative liabilities		$ 98,640
Non-cash interest expenses	$ 1,316,846
Gain on change in fair value of derivative liabilities			$ 765,556
Dividend yield
Derivative liability measurment input assumption percentage	0.00%	0.00%	0.00%
Measurement Input Price Volatility Member
Derivative liability measurment input assumption percentage	163.09%	158.74%	162.72%
Derivative liability measurment input assumption percentage during period		3.88%
Risk Free Interest Rate
Derivative liability measurment input assumption percentage	2.03%	3.88%	2.32%
Derivative liability measurment input assumption percentage during period		154.03%
Expected Term
Derivative liability measurment input assumptions	10 years	9 years 1 month 11 days	9 years 10 months 9 days
Minimum [Member]
Derivative liability measurment input assumptions		2 years 9 months